Note 16 Tangible Assets Breakdown By Type Of Asset (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Property, plant and equipment	€ 8,613	€ 8,441
Property plant and equipment for own use	8,080	7,911
Assets leased out under an operating lease	533	530
Investment property	(279)	(296)
Tangible assets	8,892	8,737
Land and buildings [member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Property plant and equipment for own use	6,434	6,255
Construction in progress [member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Property plant and equipment for own use	168	93
2590 Miscellaneous Furniture and Fixtures [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Property plant and equipment for own use	6,140	5,833
Right of use assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Property plant and equipment for own use	1,989	1,871
Investment property	(232)	(213)
Accumulated depreciation and amortisation [member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Property plant and equipment for own use	(6,455)	(5,920)
Assets leased out under an operating lease	(45)	(52)
Investment property	(106)	(94)
Accumulated impairment [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Property plant and equipment for own use	(197)	(220)
Investment property	(76)	(67)
Tangible assets leased out under an operating lease [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Assets leased out under an operating lease	578	582
Building rental [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Investment property	(227)	(242)
Other [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Investment property	€ (1)	€ (2)